EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares held in trusts in connection with the RSU plan (Note 16(C)), PSU plan (Note 16(D)) and LTIP	416,881	548,755
Total	246,722,599
Ifrs Employee Stock Option [Member]
Employee stock options	3,421,404
Common Shares Outstanding
Common shares outstanding	242,884,314	239,619,035	234,458,597